DEFERRED REVENUES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deferred Revenues And Other Liabilities
Deferred revenues	[1]	$ 5,314	$ 4,669
Lease liabilities		239	254
Total deferred revenues and other liabilities		$ 5,553	$ 4,923

[1]	Including an amount of $1,479 relating to deferred distribution fees received as of the both years ended December 31, 2023 and 2022, respectively. For more information see note 16c.